SHARE CAPITAL AND RESERVES (Details 7)	9 Months Ended
	Aug. 31, 2022 shares $ / shares	Nov. 30, 2021 shares	Nov. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Warrants	26,667
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	355,000	379,208	3,033,709
Exercise Price | $ / shares	$ 1.88
Expiry Date	Jun. 09, 2025